Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total revenues	$ 1,838,639	$ 1,233,783
Total Cost	1,271,158	1,140,192
Gross Profit	567,481	93,591
Operating Expenses:
Selling expenses	133,455	289,730
General and administrative expenses	1,368,407	5,539,187
Bad debt expenses	63,462	460,116
Research and development expenses	76,257	809,979
Total Operating Expenses	1,641,581	7,099,012
Loss from Operations	(1,074,100)	(7,005,421)
Other Income (expenses):
Interest expenses	(255,240)	(180,772)
Interest income	24,385	1,509
Other income (expenses), net	629,902	(4,356,224)
Change in fair value of convertible debt		(57,985)
Gain from disposal of subsidiaries		38,394
Share of losses in equity method investments	(57,960)	(83,307)
Total Other Income (expenses), Net	341,087	(4,638,385)
Loss Before Income Taxes	(733,013)	(11,643,806)
Income Taxes Expense (Benefit)	(16,380)	52
Net Loss	(716,633)	(11,643,858)
Less: net loss attributable to noncontrolling interest	(38,174)	(424,115)
Net Loss Attributable to ReTo Eco-Solutions, Inc.	(678,459)	(11,219,743)
Net Loss	(716,633)	(11,643,858)
Other comprehensive loss:
Foreign currency translation adjustment	(489,400)	258,053
Comprehensive Loss	(1,206,033)	(11,385,805)
Less: comprehensive loss attributable to noncontrolling interest	(46,745)	(334,923)
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	$ (1,159,288)	$ (11,050,882)
Loss Per Share
Basic (in Dollars per share)	$ (0.25)	$ (20.63)
Diluted (in Dollars per share)	$ (0.25)	$ (20.63)
Weighted Average Number of Shares
Basic and diluted (in Shares)	2,745,361	543,785
Diluted (in Shares)	2,745,361	543,785
Third Party Customers
Total revenues	$ 1,620,008	$ 1,022,919
Total Cost	1,129,534	780,794
Related Parties
Total revenues	218,631	210,864
Total Cost	$ 141,624	$ 359,398